Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Jan. 03, 2023	Dec. 31, 2022	May 10, 2022	Jan. 05, 2022	Dec. 31, 2021	Feb. 12, 2021	Jan. 29, 2021
S&P 500 Index
Account Value [Line Items]
Account Value	$ 17,286	$ 13,826		$ 10,948		$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	15,755	12,602	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	18,561	14,847		11,756	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	14,568	11,652		9,227			$ 11,267	$ 10,000
S&P 500 Index
Account Value [Line Items]
Account Value	14,705	11,762		9,313			11,373		$ 10,000
MSCI USA Consumer Discretionary Index
Account Value [Line Items]
Account Value	11,471	8,824		6,220		10,000
MSCI USA Industrials Index
Account Value [Line Items]
Account Value	12,992	11,150		9,260		$ 10,000
S&P 500 Financials Index
Account Value [Line Items]
Account Value	17,139	13,127		11,705	$ 10,000
NASDAQ Composite Index
Account Value [Line Items]
Account Value	13,832	10,676		7,381			10,941	$ 10,000
MSCI USA SRI Index
Account Value [Line Items]
Account Value	$ 14,116	$ 11,289		$ 8,948			$ 11,231		$ 10,000